Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash	$ 977,764	$ 7,070,925
Trade and other receivables, net	139,414	93,555
Inventories	520,531	613,638
Prepaid expenses and other current assets	751,994	1,201,778
Total Current Assets	2,389,703	8,979,896
Property and equipment, net	1,625,373	1,702,317
Intangible assets	3,206,054	3,394,645
Right-of-use assets	1,232,900	1,332,170
Total assets	8,454,030	15,409,028
Current Liabilities
Accounts payable and accrued liabilities	2,903,873	3,184,381
Accounts payable - related party	426,637	299,936
Deferred revenue	116,679	138,889
Convertible debts	5,842,003	4,903,310
Convertible debt - related party	32,140	33,118
Silent partnerships	49,036
Intellectual property acquisition liability - related party	324,003	388,839
Lease liabilities	319,573	288,463
Total current liabilities	10,013,944	9,236,936
Silent partnerships	713,856	758,812
Silent partnerships - related party	267,206	271,354
Lease liabilities	1,046,163	1,165,723
Intellectual property acquisition liability - related party	551,561	726,977
Total Liabilities	12,592,730	12,159,802
Shareholders’ equity (deficit)
Share capital	276,378	235,818
Share premium	54,136,785	51,507,526
Reserve	22,314,598	21,286,215
Accumulated deficit	(80,351,783)	(69,328,021)
Accumulated other comprehensive loss	(514,678)	(452,312)
Total shareholders’ equity (deficit)	(4,138,700)	3,249,226
Total liabilities and shareholders’ equity (deficit)	$ 8,454,030	$ 15,409,028